Finance Receivables (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended				12 Months Ended											0 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended		6 Months Ended		0 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 23, 2014	Dec. 05, 2012	Dec. 31, 2013 Delayed Draw [Member]	Jun. 30, 2014 Delayed Draw [Member]	Sep. 06, 2013 Delayed Draw [Member]	Jun. 30, 2014 SWK Funding LLC [Member]	Jan. 23, 2014 SWK Funding LLC [Member]	Dec. 05, 2012 SWK Funding LLC [Member]	Jan. 23, 2014 Clients Of SWK Holdings [Member]	Dec. 05, 2012 A Client Of SWK Advisors [Member]	Sep. 06, 2013 Loan Credit Agreement [Member]	Jun. 30, 2014 Loan Credit Agreement [Member] Delayed Draw [Member]	Dec. 31, 2013 Loan Credit Agreement [Member] Delayed Draw [Member]	Feb. 04, 2014 Tribute Term Loan [Member]	Aug. 08, 2013 Tribute Term Loan [Member]	Dec. 31, 2013 Tribute Term Loan [Member]	Jun. 30, 2014 Tribute Term Loan [Member] Marketable Securities [Member]	Dec. 31, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Marketable Securities [Member]	Jun. 30, 2014 Tribute Term Loan [Member] Revenue [Member]	Jun. 30, 2014 Tribute Term Loan [Member] Revenue [Member]	Dec. 31, 2013 Tribute Term Loan [Member] Revenue [Member]	Aug. 08, 2013 Tribute Term Loan [Member] Minimum [Member]	Apr. 02, 2013 Besivance [Member]	Apr. 05, 2013 Besivance [Member]	Jun. 30, 2014 Besivance [Member]	Jun. 30, 2013 Besivance [Member]	Jun. 30, 2014 Besivance [Member]	Jun. 30, 2013 Besivance [Member]	Dec. 10, 2013 Dental Products Company [Member]	Jun. 30, 2014 Dental Products Company [Member] Marketable Securities [Member]	Dec. 31, 2013 Dental Products Company [Member] Marketable Securities [Member]	Dec. 31, 2013 Dental Products Company [Member] Revenue [Member]	Jun. 30, 2014 Dental Products Company [Member] Revenue [Member]	Jun. 30, 2014 Dental Products Company [Member] Revenue [Member]	Jun. 12, 2013 TRT [Member]	Jun. 30, 2014 TRT [Member]	Jun. 30, 2014 TRT [Member]	Dec. 31, 2013 TRT [Member]	Dec. 13, 2013 Syn Cardia Systems [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Revenue [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Revenue [Member]	Dec. 31, 2013 Syn Cardia Systems [Member] Revenue [Member]	Dec. 13, 2013 Syn Cardia Systems [Member] Second Lien Loan [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Second Lien Loan [Member] Revenue [Member]	Jun. 30, 2014 Syn Cardia Systems [Member] Second Lien Loan [Member] Revenue [Member]	Dec. 31, 2013 Syn Cardia Systems [Member] Second Lien Loan [Member] Revenue [Member]	Dec. 13, 2013 Syn Cardia Systems [Member] Minimum [Member]	Jun. 30, 2014 Parnell Pharmaceuticals Holdings Pty Ltd [Member] Revenue [Member]	Jun. 30, 2014 Parnell Pharmaceuticals Holdings Pty Ltd [Member] Revenue [Member]	Jun. 30, 2013 Nautilus Neurosciences Inc [Member] Revenue [Member]	Jun. 30, 2013 Nautilus Neurosciences Inc [Member] Revenue [Member]
Note2FinanceReceivablesDetailsLineItems [Line Items]
Debt Instrument, Face Amount					$ 25,000	$ 22,500				$ 6,500	$ 10,000	$ 19,000	$ 15,000	$ 3,500
Loan Commitment Assigned by Wholly-Owned Subsidiary of the Company	12,500		12,500
Interest Income, Other			1,591																					284	561	366			795	263	260	523	260				51	218	439		87	178	176		167	330	32		422	830	79		544	834	293	667
Financing Receivable, Net	31,575		29,286	6,500															8,000															6,000										16,000				6,000
Payments to Acquire Notes Receivable																		2,000	6,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)																											13.50%							14.00%										13.50%								13.50%
Class of Warrant or Right, Outstanding (in Shares)																		347,222	755,794	755,794														225
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.43							$ 1.3875	$ 1.3875									$ 0.432	$ 0.60	$ 0.60
Warrants and Rights Outstanding	316		292	0											292	316	292	99			701	204	334												0	0
Fair Value Adjustment of Warrants	(42)		60																					286	398	131
Payments to Acquire Finance Receivables	1,880	7,878	29,630	6,500																																								4,000
Finance Receivable, Maximum Facility Agreement Capacity																																												22,000
Advances to Affiliates, Maximum Rights, Capacity																																												1,500
Receivable with Imputed Interest, Discount																																												60
Payments for Fees							338																											60										40				90
Financing Receivable, Gross																																																10,000
Investment Owned, Balance, Shares (in Shares)																																																40,000
Investment Owned, Percent of Net Assets																																		4.00%														0.05%
Syndication Fee																																																						321
Total Cost of Royalty Stream																												15,000	15,000											2,000
Company Funded Royalty Stream																												6,000	6,000
Royalty Stream, Percentage																												40.3125%
Royalty Stream Contingent Consideration, Paid By Third Party																												1,000
Royalty Stream Contingent Consideration, Liability																																								$ 1,250			$ 1,250